UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Consilium Emerging Market Small Cap Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.1%
Argentina - 3.2%
Banco Macro - ADR *	7,980	$186,732
Cresud - ADR	16,792	157,845
Telecom Argentina - ADR	9,675	163,798
		508,375
Cambodia - 2.7%
NagaCorp	429,555	430,222

Chile - 2.2%
Parque Arauco	204,264	354,817

China - 4.9%
China Lesso Group Holdings	344,449	207,259
Minth Group	147,600	295,963
REXLot Holdings	1,825,000	266,816
		770,038
Egypt - 6.8%
Commercial International Bank Egypt	63,365	337,578
Juhayna Food Industries	67,051	148,777
Talaat Moustafa Group *	500,216	583,727
		1,070,082
Indonesia - 10.2%
Global Mediacom	2,921,791	551,351
Tiga Pilar Sejahtera Food	3,888,853	638,467
Wijaya Karya Persero	2,330,026	432,210
		1,622,028
Malaysia - 4.5%
Cahya Mata Sarawak	179,869	422,170
Oldtown	507,625	291,460
		713,630
Morocco - 1.9%
Douja Promotion Groupe Addoha	42,594	308,775

Nigeria - 8.5%
Ecobank Transnational	4,378,364	392,465
Heritage Oil *	224,187	948,442
		1,340,907
Pakistan - 1.5%
Lucky Cement	77,884	242,256

Peru - 6.1%
Alicorp	137,830	427,086
Cementos Pacasmayo - ADR	29,276	276,658
Grana Y Montero - ADR *	14,215	269,659
		973,403

Philippines - 3.5%
Pepsi-Cola Products Philippines	2,220,400	252,083
Security Bank	115,300	302,476
		554,559
Singapore - 2.8%
Ezion Holdings	251,385	446,933

South Korea - 11.0%
GS Home Shopping	992	241,060
I-Sens *	7,594	342,637
KT Skylife	10,922	277,547
Mando	2,529	314,607
POSCO ICT	40,740	285,767
Soulbrain	6,956	282,845
		1,744,463
Taiwan - 1.4%
St. Shine Optical	7,919	221,145

Thailand - 4.4%
Major Cineplex Group - NVDR	564,000	318,598
Sino Thai Engineering & Construction - NVDR	747,800	372,597
		691,195
Turkey - 1.9%
Torunlar Gayrimenkul Yatirim Ortakligi	233,006	297,748

Ukraine - 1.6%
MHP - GDR, Reg S	17,565	253,112
TOTAL COMMON STOCKS
(Cost $11,901,983)		12,543,688

PARTICIPATION NOTES - 9.7%
India - 4.9%
HSBC Bank, Gujarat Pipav Port, 12/30/2016 *	297,781	337,129
HSBC Bank, IPCA Laboratories, 01/06/2017	10,883	156,090
HSBC Bank, Jammu & Kashmir Bank, 10/28/2016	13,056	281,581
		774,800
Saudi Arabia - 4.8%
HSBC Bank, Al Mouwasat Medical Services, 04/13/2015	11,980	253,949
HSBC Bank, Halawani Brothers, 05/04/2015	28,834	507,424
		761,373
TOTAL PARTICIPATION NOTES
(Cost $1,477,689)		1,536,173

INVESTMENT COMPANIES - 6.4%
Romania - 1.4%
Fondul Proprietatea	863,572	216,159

Vietnam - 5.0%
Vietnam Opportunity Fund *	320,183	791,018
TOTAL INVESTMENT COMPANIES
(Cost $976,940)		1,007,177

RIGHTS - 0.0%
Chile - 0.0%
Parque Arauco *
TOTAL RIGHTS
(Cost $2,267)	33,582	4,320

SHORT-TERM INVESTMENT - 4.6%
Fidelity Institutional Government Portfolio, 0.01% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $728,211)	728,211	728,211

Total Investments - 99.8%
(Cost $15,087,090)		15,819,569
Other Assets and Liabilities, Net - 0.2%		37,966
Total Net Assets - 100.0%		$15,857,535

* Non-income producing security.
ADR - American Depository Receipt
NVDR - Non-Voting Depository Receipt
GDR - Global Depository Receipt
Reg S - Security sold outside United States without registration under the Securities Act of 1933.
^ Variable rate security - The rate shown is the rate in effect as of February 28, 2014.

At February 28, 2014, the sector diversification for the Fund was as follows:
		% of
		Net Assets
Consumer Discretionary		17.0%
Consumer Staples		15.9%
Energy		8.8%
Financials		20.2%
Health Care		6.1%
Industrials		12.9%
Information Technology		1.8%
Materials		5.1%
Telecommunication Services		1.0%
Investment Companies		6.4%
Short-Term Investment		4.6%
Other Assets & Liabilities, Net		0.2%
Net Assets		100.0%

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,398,482	$10,145,206	$-	$12,543,688
Participation Notes	-	1,536,173	-	1,536,173
Investment Companies	-	1,007,177	-	1,007,177
Rights	4,320	-	-	4,320
Short-Term Investment	728,211	-	-	728,211
Total Investments in Securities	$3,131,013	$12,688,556	$-	$15,819,569

Transfers between levels are recognized at the beginning of the reporting period. During the period ended February 28, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Consilium Emerging Market
Small Cap Fund

Cost of investments	$ 15,087,090

Gross unrealized appreciation	1,270,442
Gross unrealized depreciation	(537,963)
Net unrealized appreciation	$ 732,479

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  April 24, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   April 24, 2014